Property, Plant and Equipment - Gross Cost, Accumulated Depreciation and Impairment Losses of Property, Plant and Equipment (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 22,944	€ 23,714	€ 22,725
Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	103,980	107,916
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(80,675)	(83,683)
Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(361)	(519)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,516	2,641	2,660
Land and buildings | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,689	9,097
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,116)	(6,375)
Land and buildings | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(57)	(81)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,947	18,165	17,752
Plant and machinery | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	88,224	91,319
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(70,001)	(72,742)
Plant and machinery | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(276)	(412)
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	618	576	552
Furniture, tools and other items | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,190	5,157
Furniture, tools and other items | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,558)	(4,566)
Furniture, tools and other items | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(14)	(15)
PP&E in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,863	2,332	€ 1,761
PP&E in progress | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,877	2,343
PP&E in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
PP&E in progress | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (14)	€ (11)